LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

12. LEASES

The Group has operating leases primarily for office space, parking lots and warehouse after relocation of their principal office in August 2019. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at commencement date, to determine the present value of lease payments. The incremental borrowing rates approximate the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and excludes lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Operating lease costs are recognized on a straight-line basis over the lease term. As of December 31, 2019, the prepaid rental expense of RMB0.01 million (US$0.01 million) was recorded in operating lease right-of-use assets.

As of December 31, 2019, the items related to operating lease in the consolidated balance sheet are summarized below:

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Operating lease right-of-use assets	9,257,604	1,329,772
Operating lease liabilities- current portion	3,407,670	489,481
Operating lease liabilities-non-current portion	6,251,705	898,001

Lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is summarized as follows:

	Classification in Consolidated
	Statements of Operations
	and Comprehensive Loss	December 31, 2019	December 31, 2019
		RMB	US$
			(Note 3)
Operating lease cost	Operating expenses	1,606,340	230,736
Cost of other leases with terms less than one year	Operating expenses	82,232	11,812
Total		1,688,572	242,548

Maturities of operating lease liabilities are as follows:

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Due within one year	3,779,845	542,941
Due in the second year	3,995,768	573,956
Due in the third year	2,502,839	359,510
Total lease payments	10,278,452	1,476,407
Less: imputed interest	(619,077)	(88,925)
Total	9,659,375	1,387,482

As of December 31, 2019, the Group does not have any significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental cash flow information related to operating leases is as follows:

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	1,271,769	182,678